Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts | CAD	CAD 551,134		CAD 291,964
Regulatory liabilities, natural gas derivative contracts | CAD	CAD 725,056		CAD 182,734
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		$ 0		$ 0
Regulatory liabilities, natural gas derivative contracts		287		175
Options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		0		27
Regulatory liabilities, natural gas derivative contracts		138		92
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		6,319		0
Regulatory liabilities, natural gas derivative contracts		$ 20,909		$ 0